Segment Information (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment information [Abstract]
Net book value of long-lived assets for vessels	$ 279,009	$ 282,973
Net book value of long lived assets for the Port Terminal business segment	71,989	62,870
Net book value of intangible assets other than goodwill allocated to the Barge and Cabotage business segments	31,827	35,336
Net book value of intangible assets other than goodwill allocated to the Port Terminal Segment	27,598	28,527
Goodwill allocated to the Port Terminal Business	22,142
Goodwill allocated to the Barge Business	40,868
Goodwill allocated to the Cabotage Business	$ 41,086